Secured Financings on Investments in Real Estate Debt - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Secured Financings On Investments In Real Estate Debt [Abstract]
Repayment of borrowings under secured financing agreements	£ 193.6	£ 193.6